Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Financial Risks [Line Items]
Cash	$ 108,223		$ 174,265		$ 333,705
Amounts receivable	6,330		12,321
Accounts payable and accrued liabilities	(18,772)		(11,732)
Revolving credit facility	(19,482)		(30,000)
Equivalent in CDN [Member]
Disclosure Of Financial Risks [Line Items]
Net exposure in foreign currencies	$ 41,234		$ 54,987
Amounts held in US dollars [Member]
Disclosure Of Financial Risks [Line Items]
Cash		$ 46,267		$ 38,677
Amounts receivable		0		1,011
Other assets		567		641
Accounts payable and accrued liabilities		(86)		(22)
Revolving credit facility		(15,000)		0
Net exposure in foreign currencies		$ 31,748		$ 40,307